Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value of the Company’s Earnout Liability	On March 31, 2025 and December 31, 2024, the fair value of the Company’s earnout liability (see Note 10 for details) was classified as follows:
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000
At December 31, 2024 and 2023, the fair value of the Company’s earnout liability and preferred stock warrant liability (see Note 10 for details) was classified as follows:
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Earnout liability	$-	$-	$20,000	$20,000

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117

Schedule of Change in the Fair Value Measurement Using Significant Inputs

The change in the fair value measurement using significant inputs (Level 3) is summarized below:

Preferred stock warrant liability (Predecessor):
Balance at December 31, 2023	$320,117
Gain on revaluation of warrant liability	(320,117)
Balance at February 14, 2024	$-

Earnout liability (Successor):
Balance at February 14, 2024	$4,900,000
Gain on revaluation of earnout liability	(1,800,000)
Balance at March 31, 2024	$3,100,000

Earnout liability (Successor):
Balance at December 31, 2024	$20,000
Gain on revaluation of earnout liability	-
Balance at March 31, 2025	$20,000

The change in the fair value measurement using significant inputs (Level 3) is summarized below:

Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	320,117
Gain on revaluation of warrant liability	(320,117)
Balance at February 14, 2024	$-

Earnout liability (Successor):
Balance at February 14, 2024	$4,900,000
Gain on revaluation of earnout liability	(4,880,000)
Balance at December 31, 2024	$20,000